ACQUISITIONS AND BUSINESS COMBINATIONS - Completed in 2016 (Details) $ / shares in Units, ft² in Thousands, $ in Millions			9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 15, 2016 USD ($) ft²	Jul. 06, 2016 USD ($) ft² $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2017 USD ($)	Nov. 17, 2016 USD ($) ft²	Jul. 05, 2016	May 10, 2016 USD ($)	Apr. 29, 2016 USD ($)	Mar. 22, 2016 USD ($)
Disclosure of detailed information about business combination [line items]
Goodwill			$ 761	$ 1,079	$ 1,079	$ 761
Revenue of acquiree since acquisition date			395	322
Profit (loss) of combined entity as if combination occurred at beginning of period			$ 70	$ 148	2,571	2,700
Revenue of combined entity as if combination occurred at beginning of period					$ 6,488	$ 5,853
CityPoint
Disclosure of detailed information about business combination [line items]
Area of real estate property (sq ft) | ft²	710
Consideration transferred, acquisition-date fair value	$ 754
Cash transferred	147
Amount remeasured to fair value at acquisition date	93
Goodwill	0
Deferred tax liabilities recognised as of acquisition date	$ 0
IFC Seoul
Disclosure of detailed information about business combination [line items]
Area of real estate property (sq ft) | ft²								5,400
Consideration transferred, acquisition-date fair value								$ 2,112
Goodwill							$ 221	221
Deferred tax liabilities recognised as of acquisition date							$ (261)	261
Rouse
Disclosure of detailed information about business combination [line items]
Area of real estate property (sq ft) | ft²		24,100
Consideration transferred, acquisition-date fair value		$ 1,063
Cash transferred		587
Goodwill		0
Deferred tax liabilities recognised as of acquisition date		$ 0
Percentage of voting equity interests acquired		67.00%
Share price (in dollars per share) | $ / shares		$ 18.25
Noncontrolling interest, ownership percentage by parent		33.00%		100.00%	100.00%				33.00%
Proportion of voting rights held by non-controlling interests		12.00%
Non-current liabilities recognised as of acquisition date		$ 123
Southeastern Storage Portfolio
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value										$ 151
Cash transferred										83
Goodwill										0
Deferred tax liabilities recognised as of acquisition date										$ 0
UK Student Housing
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value											$ 397
Cash transferred											209
Goodwill											0
Deferred tax liabilities recognised as of acquisition date											$ 0
Simply Storage
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value												$ 320
Cash transferred												289
Goodwill												0
Deferred tax liabilities recognised as of acquisition date												$ 0
Third Party Co-Investors | IFC Seoul
Disclosure of detailed information about business combination [line items]
Cash transferred								330
Brookfield Asset Management | IFC Seoul
Disclosure of detailed information about business combination [line items]
Cash transferred								$ 545